CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	5 Months Ended	6 Months Ended	11 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended	26 Months Ended
	Dec. 31, 2012 Successor [Member]	Jun. 30, 2013 Successor [Member]	Jun. 30, 2013 Successor [Member]	Jun. 30, 2012 Predecessor [Member]	Jul. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Jul. 31, 2012 Predecessor [Member]
Cash flows from operating activities:
Net loss	$ (272,812)	$ (1,718,540)	$ (1,991,352)	$ (5,879)	$ (8,544)	$ (15,322)	$ (43,662)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation expense	7,113	6,096	13,209	0	5,081	0	5,081
Amortization of debt discounts	19,608	376,764	396,372	0	0	0	0
Loss on extinguishment of debt		28,083	28,083	0			0
Bargain purchase gain on acquisition of Albania	(7,741)	0	(7,741)	0	0	0	0
Shares issued for services		665,803	665,803	0			0
Warrants issued for services		149,843	149,843	0			0
Changes in operating assets and liabilities:
Accounts receivable	(64,656)	106,666	42,010	0	44,126	(82,411)	(42,010)
Inventory		(53,522)	(53,522)	0			0
Prepaid expenses and other current assets	(7,929)	(399,601)	(407,530)	0	0	0	0
Value added taxes receivables		0	0	42,314			0
Accounts payable to related parties	6,782	(6,782)	0	0	0	0	0
Accounts payable and accruals	104,126	277,168	381,294	(189,268)	(199,234)	204,176	4,942
Net cash used in operating activities	(215,509)	(568,022)	(783,531)	(152,833)	(158,571)	106,443	(75,649)
Cash flows from investing activities:
Cash acquired in acquisition of Albania	11,448	0	11,448	0	0	0	0
Cash paid for purchase of fixed assets	0	(127,379)	(127,379)	0	(108,422)	(438,833)	(731,129)
Net cash used in investing activities	11,448	(127,379)	(115,931)	0	(108,422)	(438,833)	(731,129)
Cash flows from financing activities:
Proceeds from sale of stock, net	1,389,500	1,718,000	3,107,500	0	0	0	0
Principal payments debt		(250,000)	(250,000)	0			0
Capital contributions	0	0	0	152,439	169,328	327,578	704,378
Net cash provided by financing activities	1,389,500	1,468,000	2,857,500	152,439	169,328	327,578	704,378
Effects of foreign exchange on cash	8,101	(200,950)	(192,849)	10,742	107,458	6,321	113,848
Net increase in cash	1,193,540	571,649	1,765,189	10,348	9,793	1,509	11,448
Cash at beginning of year	7,136	1,200,676	7,136	1,655	1,655	146	0
Cash at year end	1,200,676	1,772,325	1,772,325	12,003	11,448	1,655	11,448
Supplemental disclosures of cash flow information:
Cash paid for interest	0	1,462	1,462	0	0	0	0
Cash paid for income taxes	0	0	0	0	0	0	0
Non-cash transactions
Deposit used for acquisition of Albania	250,000	0	250,000		0	0	0
Convertible debt issued for acquisition of Albania, net of discount	204,852	0	204,852		0	0	0
Beneficial conversion feature	213,956	165,000	378,956		0	0	0
Common stock issued for subscription note receivable		140,000	140,000
Common stock issued for debt and interest		$ 176,852	$ 176,852